Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of revenues and other income
The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2023, 2022, and 2021.

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Services	29,750	—	5
Other sales	308	—	5
Total revenues	30,058	—	10
Research tax credit	3,939	4,091	2,490
Subsidies	229	135	126
Other	1,981	550	21
Total other income	6,150	4,776	2,637
Total revenues and other income	36,207	4,776	2,647